Long-Term Debt - Schedule of Principal Maturities of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Long-term debt	$ 514,639	$ 85,339
Amended 2017 Credit Facility
Line of Credit Facility [Line Items]
2019	0
2020	0
2021	0
2022	514,639
Long-term debt	$ 514,639